Note 6 - Related Party Transactions (Details) (USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2012
Details
Related Party Transaction, Expenses from Transactions with Related Party	$ 11,000	$ 180,800